Earnings per Common Share (Narrative) (Details)			3 Months Ended		12 Months Ended
	Jun. 02, 2016 $ / shares	Dec. 17, 2015	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 3.00
Stock issued during period weighted average shares basic period increase (decrease)				52,850,854
Stock issued during period weighted average shares diluted period increase (decrease)				52,863,944
Increase (decrease) earnings per share, basic and diluted | $ / shares				$ (0.01)
Decription of reverse stock split			on June 2, 2016 the Board approved an amendment (the "Reverse Split Amendment") to the Company's Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the "Reverse Split"). The Reverse Split Amendment became effective on June 13, 2016.
Decription of stock conversion			, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively
Equity Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive awards			4,174	2,782
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 0.01
Stock issued during period weighted average shares basic period increase (decrease)				52,850,854
Stock issued during period weighted average shares diluted period increase (decrease)				52,863,944
Increase (decrease) earnings per share, basic and diluted | $ / shares			$ 0.44	$ 0.37
Antidilutive securities excluded from computation of earnings per share, amount			429,062	86,228	221,218	52,269	1,041,723
Common stock, shares, outstanding			373,465,442		364,655,658	310,744,763
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01	$ 0.01
Potentially dilutive securities					268,538	86,228
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities					345,159	34,907
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares					$ 0.01
Increase (decrease) earnings per share, basic and diluted | $ / shares			$ 0.46	$ 0.37
Participating securities, distributed and undistributed earnings (loss), diluted | $					$ 0
Common stock, shares, outstanding			1,240,080	951,975	1,232,247	5,017,330
Common stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01	$ 0.01
Potentially dilutive securities					0
Common Class A and Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Increase (decrease) earnings per share, basic and diluted | $ / shares				$ (0.01)
Share ratio, issued as dividend		0.10%
Weighted Average [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			587,607	86,228
Weighted Average [Member] | Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Participating securities, distributed and undistributed earnings (loss), diluted | $			$ 42,457	$ 51,034	$ 52,731	$ 54,166
Antidilutive securities excluded from computation of earnings per share, amount			493,043	34,907
Weighted Average [Member] | Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Participating securities, distributed and undistributed earnings (loss), diluted | $			$ 0
Class A and Class B Warants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 0.01
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.16666
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Stock split conversion ratio	0.16666